Net Financial Income and Costs	12 Months Ended
Dec. 31, 2022
Net Financial Income and Costs
Net Financial Income and Costs

13. Net Financial Income and Costs

An analysis of financial income and financial costs is as follows:

	For the year ended
	December 31,
	2020	2021	2022
Financial income
Financial income	295	43	2,363
Total financial income	295	43	2,363
Financial costs
Amortization and write-off of deferred loan issuance costs	7,434	5,394	4,794
Interest expense on loans	42,459	30,114	40,879
Interest expense on leases	33	333	1,668
Commitment fees	359	304	68
Other financial costs including bank commissions	702	1,152	230
Total financial costs	50,987	37,297	47,639

In the year ended December 31, 2022, an amount of $654 representing the write-off of the unamortized deferred loan issuance costs in connection with the termination of the GAS-twenty Ltd. and the GAS-twenty one Ltd. advances of GasLog Partners $260.3M Facility and GasLog Partners $193.7M Facility, respectively (Note 7) was included in Amortization and write-off of deferred loan issuance costs (December 31, 2021: $604 in connection with the termination of the GAS-three Ltd. advance of the 2019 GasLog Partners Facility, December 31, 2020: $1,918 in connection with the termination of the Five Vessel Refinancing and the Legacy Facility Refinancing).